SHARE-BASED COMPENSATION - Schedule of Stock Option Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numbers of shares
Number of options outstanding	14,400,255
Exercised	0	(280,568)	(6,845,888)
Number of options outstanding - Continuing operations		14,400,255
Weighted average exercise price
Outstanding as of December 31	$ 6.75
Outstanding as of December 31 - Continuing operations		$ 6.75
Weighted average remaining contractual term, Outstanding - Continuing operations		7 years 6 months
Continued Operations:
Numbers of shares
Granted	17,912,621
Forfeited	(8,034,986)
Expired	(3,528,811)
Number of options outstanding - Continuing operations	12,082,166
Options vested and exercisable - Continuing operations	1,314,656
Weighted average exercise price
Granted	$ 0.78
Forfeited	2.21
Expired	6.14
Outstanding as of December 31 - Continuing operations	1.45
Options vested and exercisable as of December 31, 2024 - Continuing operations	$ 6.91
Weighted average remaining contractual term, Outstanding - Continuing operations	9 years 1 month 6 days
Weighted average remaining contractual term, Options vested and exercisable - Continuing operations	5 years 9 months 18 days
Discontinued Operations
Numbers of shares
Number of options	(8,666,913)
Weighted average exercise price
Weighted average exercise price	$ 6.21